Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease, Cost
Operating lease charge. The following table summarizes the operating lease charge for the twelve months ended December 31, 2019:

For the Twelve Months Ended
December 31, 2019
($ in millions)
Amortization charge on right-of-use operating leased assets	$13.4
Interest on operating lease liabilities	4.6
Operating lease charge	$18.0

Lessee, Operating Lease, Liability
Lease Liabilities. The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2019:

December 31, 2019
($ in millions)
Operating leases — maturities
2020	$17.7
2021	16.4
2022	13.0
2023	12.2
2024	11.7
Later years	73.6
Total minimum lease payments	$144.6
Less imputed interest	(31.4)
Total lease liabilities	$113.2

Summary of Other Lease Information
Other lease information. The following table summarizes the cash flows on operating leases for the twelve months ended December 31, 2019 and other supplemental information:

For the Twelve Months Ended
December 31, 2019
($ in millions)
Cash paid for amounts included in the measurement of lease liabilities
- Operating cash outflow from operating leases	$(18.0)

Right-of-use assets obtained in exchange for lease obligations
- Operating leases	$37.3

Reduction to Right-of-use assets resulting from reductions to lease obligations
- Operating leases	$6.1

Weighted Averages
- Operating leases, remaining lease terms (years)	10.1
- Operating leases, average discount rate	5.0%